Organizations and Principal Activities	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
ORGANIZATIONS AND PRINCIPAL ACTIVITIES
1.	ORGANIZATIONS AND PRINCIPAL ACTIVITIES

Ucommune Group Holdings Limited (“Ucommune Group”) was founded in 2018 and was incorporated in the Cayman Islands. On June 29, 2020, Orisun Acquistion Corp. (“Orisun”), a special purpose acquisition company (“SPAC”), entered into a share exchange agreement (the “Share Exchange Agreement”) with Ucommune Group. Pursuant to the Share Exchange Agreement, Ucommune International Ltd (“the Company”), which is a subsidiary wholly owned by Orisun, acquired all of the issued and outstanding ordinary shares of Ucommune Group from the shareholders of Ucommune Group by newly issuing ordinary shares of Orisun to the shareholders of Ucommune Group (“SPAC Transaction”). The SPAC Transaction was consummated on November 17, 2020. Ucommune Group’s shareholders remains the controlling financial interests of Ucommune Group after the SPAC Transaction, which was accounted for as a reverse recapitalization and fully described below. In connection with the closing of the SPAC Transaction, Orisun had been ceased and Ucommune International Ltd continued as the surviving company.

Ucommune International Ltd, its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing long-term leasing, on-demand and short-term leasing solutions to freelancers, start-up entrepreneurs, small medium enterprises and corporations by delivering well-furnished and fully-serviced space on a flexible basis in the People’s Republic of China (“PRC”). The individuals and enterprises registered on U bazaar, a mobile app of the Group are referred to as members.

a.	Reverse recapitalization

On November 17, 2020, the Company consummated the SPAC Transaction pursuant to the Share Exchange Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Ucommune Group in exchange for 70,000,000 ordinary shares of the newly issued to the Company. In connection with Ucommune Group’s indemnification obligations under the Share Exchange Agreement, 3,140,567 Ordinary Shares escrow shares (which will not be fully paid at issuance) will be issued to the escrow agent to hold in escrow for the escrow period to satisfy any potential claims against the current Ucommune Group shareholders brought pursuant to the Share Exchange Agreement.

Ucommune Group was determined to be the accounting acquirer given Ucommune Group effectively controlled the combined entity after the SPAC Transaction. The transaction is not a business combination because the Company was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Ucommune Group for the net monetary assets of the Company, accompanied by a recapitalization. Ucommune Group is determined as the predecessor and the historical financial statements of Ucommune Group became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in addition paid-in capital as of December 31, 2020.

Upon the consummation of the SPAC Transaction, the net assets of the Company were USD 5,885 in cash which had been consolidated in the consolidated balance sheets.

In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.

b.	Reorganization

Prior to the SPAC Transaction, Ucommune Group undertook a series of steps as follows to restructure its business (the “Reorganization”):

Ucommune (Beijing) Venture Investment Co., Ltd. (“Ucommune Venture”) was established in April 2015, as a limited liability company in the PRC incorporated by Dr. Daqing Mao and other co-founders. After the incorporation, Ucommune Venture completed a series of financing by issuing equity interests with certain preferential rights to investors.

During September 2018 to June 2019, Ucommune Venture undertook a series of reorganization transactions to re-domicile its business from the PRC to the Cayman Islands (the “Re-domiciliation”). The Re-domiciliation was executed in the following steps:

1)	In September 2018, Ucommune Group was incorporated in the Cayman Islands to be the holding company of the Group. In December 2018, the Company established Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”), a wholly owned subsidiary of the Company as an intermediate holding company. In January 2019, Ucommune HK established a wholly foreign owned enterprise, Ucommune (Beijing) Technology Co., Ltd. (“WFOE”), for the purpose of establishing a VIE structure as further described in 3) below.

2)	In May and June 2019, Ucommune Group issued an aggregate of 90,646,360 ordinary shares to all Ucommune Venture’s then existing shareholders at par value, in the same proportions as the percentage of equity interest they held in Ucommune Venture. Before the issuance of ordinary shares, Ucommune Group, its subsidiaries, its consolidated VIEs and the VIEs’ subsidiaries are under common ownership with Ucommune Group. Then, upon the issuance of the ordinary shares, the equity structure of Ucommune Group is identical to that of Ucommune Venture. The preferential rights of Ucommune Venture’s equity interest holders were cancelled upon the issuance of ordinary shares by the Company, which was accounted for as a modification.

3)	In May 2019, a series of VIE agreements were entered into between WFOE, Ucommune Venture and the shareholders of Ucommune Venture. Those arrangements effectively provided control over the operations of Ucommune Venture to WFOE. Upon the completion of step 2) and 3), the Re-domiciliation was completed.

Prior to the Re-domiciliation, Ucommune Group and Ucommune Venture are under the same ownership. The Re-domiciliation was accounted for as a reorganization of entities under common ownership. As a result, the accompanying financial statements have been prepared on a combined basis using historical cost.

c.	The VIE arrangements

The Company operates substantially all of its business through its VIEs including Ucommune Venture and Beijing U Bazaar. On May 20, 2019, WFOE entered into a series of contractual arrangements with Ucommune Venture, Beijing U Bazaar, and the respective equity interest holders. The series of contractual agreements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

The Group’s business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2021, and June 30, 2022, the VIEs and their subsidiaries accounted for an aggregate of 93.2% and 100.5%, respectively, of the Group’s consolidated total assets, and 93.0% and 97.5% respectively of the Group’s consolidated total liabilities.

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2021 and June 30, 2022 and for the six months ended June 30, 2021 and 2022 was included in the accompanying condensed consolidated financial statements:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB (Unaudited)	USD (Note 2)
Cash and cash equivalents	125,064	59,778	8,925
Other current assets	382,788	328,162	48,993
Total current assets	507,852	387,940	57,918
Property and equipment, net	229,655	217,362	32,451
Right-of-use assets, net	644,886	518,160	77,359
Goodwill	28,912	—	—
Other non-current assets	333,442	225,125	33,610
Total non-current assets	1,236,895	960,647	143,420
TOTAL ASSETS	1,744,747	1,348,587	201,338
Accounts payable	261,204	214,904	32,084
Lease liabilities, current	256,178	245,678	36,679
Other current liabilities	436,031	387,396	57,837
Total current liabilities	953,413	847,978	126,600
Lease liabilities, non-current	413,593	292,386	43,652
Other non-current liabilities	24,077	21,740	3,246
Total non-current liabilities	437,670	314,126	46,898
Total liabilities	1,391,083	1,162,104	173,498

	For the Six Months Ended June 30,
	2021	2022	2022
	RMB	RMB	USD
Net revenues	485,863	283,515	42,328
Net loss	(129,256)	(198,796)	(29,679)
Net cash provided by/(used in) operating activities	61,527	(14,274)	(2,131)
Net cash used in investing activities	(5,145)	(33,060)	(4,936)
Net cash provided by/(used in) financing activities	3,008	(17,952)	(2,680)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

d.	Recent development

Novel coronavirus (COVID-19) was first found in December of 2019. Subsequently, COVID-l9 spread rapidly around the world. To reduce the impacts of the pandemic, the governments of many countries implemented measures such as quarantines, travel restrictions, and the temporary restrictions of business activities. This has resulted in a material and negative effect on the economy and rental market in China and caused significant loss of our business, decrease in our occupancy rates, particularly in the quarters ended March 31, 2020 and June 30, 2020 until the quarters ended June 30, 2022, which in turn resulted in a decrease in our revenue.

The COVID-19 pandemic has created unique global and industry-wide challenges, including challenges to many aspects of our business. Substantially all of our revenues and workforce are concentrated in China. The extent to which COVID-19 impacts our financial position, results of operations and cash flows in 2022 will depend on the future developments of the outbreak, including new information concerning the global severity of and actions taken to contain the outbreak, which are highly uncertain and unpredictable. In addition, our financial position, results of operations and cash flows could be adversely affected to the extent that the outbreak harms the Chinese economy in general.